Investments (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
Investments
Total investments	$ 1,113		$ 20,042	$ 43,212
Bank deposits | Fixed interest rate
Investments
Acquisition cost			19,784	42,949
Accrued interest			$ 258	$ 263

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4